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                                      1996

                                 ANNUAL REPORT

                                October 31, 1996



                                   Waterhouse
                                 Investors Cash
                                   Management
                                   Fund, Inc.

                                ................


                        Three portfolios to choose from:

                   Money Market o U.S. Government o Municipal



                       [WATERHOUSE INVESTOR SERVICES LOGO]

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
2
                          ----------------------------
                               TABLE OF CONTENTS
                          ----------------------------


Letter to Shareholders........................................................ 3

Statements of Assets and Liabilities.......................................... 4

Statements of Operations...................................................... 5

Statements of Changes in Net Assets........................................... 6

Financial Highlights.......................................................... 7

Notes to Financial Statements................................................. 8

Money Market Portfolio
   Schedule of Investments....................................................11

U.S. Government Portfolio
   Schedule of Investments....................................................14

Municipal Portfolio
   Schedule of Investments....................................................16

Notes to
   Schedules of Investments...................................................21

Report of Ernst & Young LLP, Independent Auditors.............................22

Board of Directors and
   Executive Officers.........................................................23

Service Providers.............................................................24

3

Dear Shareholder:
--------------------------------------------------------------------------------

I am pleased to provide you with the Waterhouse Investors Cash Management Fund annual report for the fiscal year ended October 31, 1996.

During the period, each of the Fund's Portfolios - Money Market, U.S. Government and Municipal - recorded solid performance and achieved its objective. The Fund has attempted to provide maximum current income from high quality money market securities while maintaining conservative portfolios to insure safety of principal. During the period, Fund assets increased to a total of $1.9 billion.

Portfolio Results*

For the fiscal year October 31, 1996, the Fund's three Portfolios had the following annualized returns.**

     o The Money Market Portfolio had an annualized return of 4.82%.

     o The U.S. Government Portfolio had an annualized return of 4.82%.

     o The Municipal Portfolio had an annualized return of 3.05% and a tax equivalent return of 4.77%.(1)

We believe that modest economic growth and low inflation continue to provide a favorable environment for the financial markets. Growth in Gross Domestic Product has slowed to a manageable 2% to 2.5% level, which has helped to keep inflation in check. In addition, the unemployment rate remains low and steady.

All of these factors have led the Federal Reserve to leave short-term interest rates relatively unchanged for most of 1996. Given the current political environment, as voters reelected a Republican Congress and a Democratic Administration, we believe the combination of political and economic stability should bode well for our shareholders, providing an attractive yield in a low inflation environment.

In conjunction with the Waterhouse Investors Money Management Account - the asset management account rated #1 by Kiplinger's Personal Finance Magazine(2) - you receive the added value and convenience of free checking and ATM access. In addition, we have recently introduced our newest cash management services - Direct Deposit/Money Transfer Plans. You can now deposit your salary or social security payments directly to your account or authorize us to systematically transfer money to your brokerage account. If you have not already set-up such an account or service and wish to do so, please call Customer Service at 1-800-934-4410.

Thank you for investing in the Fund and for your confidence in Waterhouse. We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ Lawrence M. Waterhouse, Jr.

Lawrence M. Waterhouse, Jr.
Chairman and Chief Executive Officer
Waterhouse Investor Services, Inc.


* The Waterhouse Investors Cash Management Fund is neither FDIC-insured nor guaranteed by the U.S. Government and is not a deposit or obligation of, or guaranteed by, any bank. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1 per share.

** These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended October 31, 1996, the Investment Manager and its affiliates waived a portion of their fee, for the Money Market, U.S. Government and Municipal Portfolios. Without these fee waivers in effect, the annualized returns would have been 4.69%, 4.64% and 2.82%, respectively. The annualized tax equivalent return for the Municipal Portfolio would have been 4.41%.

(1) Taxable equivalent yield at 36% marginal federal income tax rate.

(2) This rating is based on fees, money market and margin-loan interest rates, and other services.

4
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                October 31, 1996

                                                           Money Market   U.S. Government     Municipal
                                                            Portfolio        Portfolio        Portfolio
ASSETS
   Investments in securities, at value (including
     repurchase agreements of $38,620,000,
     $44,979,000, and $0, respectively) (Note 2)        $ 1,337,591,981    $ 370,434,312    $ 225,449,734
   Cash                                                           1,139            1,492           35,220
   Deferred organization costs (Note 1)                         383,600           98,640           65,760
   Interest receivable                                        9,108,815        1,707,247        1,333,208
                                                        ---------------    -------------    -------------
     Total Assets                                         1,347,085,535      372,241,691      226,883,922

LIABILITIES
   Dividends payable to shareholders                          2,745,601          745,363          289,011
   Payable for securities purchased                                 ---              ---           75,531
   Payable to Investment Manager and
     its affiliates (Note 3)                                    975,464          229,692          124,928
   Accrued expenses and other liabilities                       754,384          219,866          141,058
                                                        ---------------    -------------    -------------
     Total Liabilities                                        4,475,449        1,194,921          630,528
                                                        ---------------    -------------    -------------

NET ASSETS                                              $ 1,342,610,086    $ 371,046,770    $ 226,253,394
                                                        ===============    =============    =============
   Net assets consist of:
   Paid-in capital                                      $ 1,342,610,881    $ 371,046,981    $ 226,254,165
   Accumulated net realized losses
     from security transactions                                    (795)            (211)            (771)
                                                        ---------------    -------------    -------------
   Net assets, at value                                 $ 1,342,610,086    $ 371,046,770    $ 226,253,394
                                                        ===============    =============    =============

   Shares outstanding ($.0001 par value common
     stock, 60 billion, 20 billion, and
     20 billion shares authorized, respectively)          1,342,610,881      371,046,981      226,254,165
                                                        ===============    =============    =============

   Net asset value, redemption price and offering
     price per share (Note 2)                           $          1.00    $        1.00    $        1.00
                                                        ===============    =============    =============

             Please see accompanying notes to financial statements.

5
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                            STATEMENTS OF OPERATIONS
                     For the Period Ended October 31, 1996*

                                                           Money Market   U.S. Government     Municipal
                                                            Portfolio        Portfolio        Portfolio
INVESTMENT INCOME
   Interest income                                      $    51,980,895    $  13,666,433    $   6,000,283
                                                        ---------------    -------------    -------------
EXPENSES
   Investment management fees                                 3,339,325          890,354          595,954
   Administration fees                                          956,680          254,387          170,273
   Transfer agent fees                                        1,913,360          508,773          340,545
   Shareholder servicing fees                                 1,913,360          432,457          187,300
   Shareholder reports and mailing                              230,326           46,065           30,710
   Registration fees                                            278,721           87,070           66,244
   Professional fees                                             94,194           18,839           12,559
   Custody fees                                                  67,886           30,995           19,338
   Directors' fees                                               20,444           20,179           20,156
   Other expenses                                                26,907           23,407            7,429
                                                        ---------------    -------------    -------------
   TOTAL EXPENSES                                             8,841,203        2,312,526        1,450,508

Fees waived / expenses reimbursed by the
   Investment Manager and its affiliates (Note 3)            (1,290,107)        (448,731)        (385,771)
                                                        ---------------    -------------    -------------
   NET EXPENSES                                               7,551,096        1,863,795        1,064,737
                                                        ---------------    -------------    -------------

   NET INVESTMENT INCOME                                     44,429,799       11,802,638        4,935,546
                                                        ---------------    -------------    -------------

NET REALIZED LOSS FROM SECURITY
   TRANSACTIONS                                                    (795)            (211)            (771)
                                                        ---------------    -------------    -------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                           $    44,429,004    $  11,802,427    $   4,934,775
                                                        ===============    =============    =============

* The Fund commenced operations on December 20, 1995.

             Please see accompanying notes to financial statements.

6
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                     For the Period Ended October 31, 1996*

                                                           Money Market   U.S. Government     Municipal
                                                            Portfolio        Portfolio        Portfolio
OPERATIONS
   Net investment income                                $    44,429,799    $   11,802,638    $   4,935,546
   Net realized loss from security transactions                    (795)             (211)            (771)
                                                        ---------------    --------------    -------------
Net increase in net assets from operations                   44,429,004        11,802,427        4,934,775
                                                        ---------------    --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME                                  (44,429,799)      (11,802,638)      (4,935,546)
                                                        ---------------    --------------    -------------

CAPITAL SHARE TRANSACTIONS
($1.00 per share)
   Proceeds from shares sold                              4,317,083,085     1,126,273,406      711,316,179
   Shares issued in reinvestment of dividends                41,684,198        11,057,275        4,646,535
   Payments for shares redeemed                          (3,016,216,402)     (766,303,700)    (489,728,549)
                                                        ---------------    --------------    -------------

Net increase in net assets from
   capital share transactions                             1,342,550,881      371,026,981      226,234,165
                                                        ---------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS                              1,342,550,086      371,026,770      226,233,394

NET ASSETS
   Beginning of period                                           60,000           20,000           20,000
                                                        ---------------    -------------    -------------
   End of period                                        $ 1,342,610,086    $ 371,046,770    $ 226,253,394
                                                        ===============    =============    =============

*  The Fund commenced operations on December 20, 1995.

             Please see accompanying notes to financial statements.

7
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                             FINANCIAL HIGHLIGHTS
                    For the Period Ended October 31, 1996*

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from each Portfolio's financial statements.

                                                           Money Market   U.S. Government     Municipal
                                                            Portfolio        Portfolio        Portfolio
Per Share Operating Performance
   Net asset value, beginning of period                          $1.000            $1.000           $1.000
                                                        ---------------    --------------    -------------
   Net investment income                                          0.041             0.041            0.026
                                                        ---------------    --------------    -------------
   Distributions from net investment income                      (0.041)           (0.041)          (0.026)
                                                        ---------------    --------------    -------------
   Net asset value, end of period                                $1.000            $1.000           $1.000
                                                        ===============    ==============    =============

Ratios
   Ratio of net expenses to average net assets**             0.79%  (A)        0.73%  (A)       0.62%  (A)
   Ratio of net investment income to average
     net assets**                                            4.64%  (A)        4.64%  (A)       2.90%  (A)
   Decrease reflected in above net expense ratio
     due to waivers / reimbursements by the
     Investment Manager and its affiliates (Note 3)          0.13%  (A)        0.18%  (A)       0.23%  (A)

Supplemental Data
   Total investment return (B)                               4.82%  (A)        4.82%  (A)       3.05%  (A)
   Net assets, end of period                            $ 1,342,610,086    $  371,046,770    $ 226,253,394
                                                        ===============    ==============    =============

*     The Fund commenced operations on December 20, 1995.

** The average net assets for the period were $1,104,558,438, $293,708,330 and $196,592,413 for the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively.

(A)   Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             Please see accompanying notes to financial statements.

8
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                Notes to Financial Statements - October 31, 1996

NOTE 1 - ORGANIZATION

Waterhouse Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") and the Securities Act of 1933. The investment objective of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety and invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities. The Fund had no operations until December 20, 1995 (when operations commenced for all Portfolios) other than matters relating to its organization and the sale and issuance of 60,000 shares of the Money Market Portfolio and 20,000 shares each of the U.S. Government Portfolio and the Municipal Portfolio ("Initial Shares") to FDI Distribution Services, Inc.

Waterhouse Securities, Inc. ("Waterhouse Securities") absorbed all organizational expenses other than securities registration fees. These fees have been deferred and will be amortized from the date operations commenced, December 20, 1995, over a period which it is expected that a benefit will be realized, not to exceed five years. If any of the Initial Shares are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational costs of that Portfolio in the same proportion as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding of that Portfolio at the time of redemption.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value - It is the Fund's policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation - The Fund's securities are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements - The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Investment

Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to Shareholders - Dividends arising from net investment income are declared daily and paid monthly. With respect to

9

each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions - Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses - Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates - The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes - It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NOTE 3 -  INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH
AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager a monthly investment management fee at an annual rate, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager has agreed to waive a portion of its fee payable by the Municipal Portfolio through October 15, 1998, so that the actual fee payable annually by such Portfolio during such period will be equal to .25 of 1% of its average daily net assets. For the period ended October 31, 1996, the Investment Manager voluntarily waived $8,425, $828 and $171,894 of its investment management fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

The Investment Manager has also been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays the Investment Manager a monthly fee at an annual rate of .10 of 1% of each Portfolio's average net assets. For the period ended October 31, 1996, the Investment Manager voluntarily waived or reimbursed $308, $1,730 and $14,089 of its administration fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Waterhouse Securities, an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform shareholder servicing necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. The Fund's Board has determined to limit the annual fee payable through October 15, 1998 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio and .11 of 1% of average daily net assets in the case of the Municipal Portfolio. For the period ended October 31, 1996, Waterhouse Securities voluntarily waived $1,129,420, $320,311 and $105,267 of its shareholder servicing fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

10

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with Waterhouse National Bank (the "Bank"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services each Portfolio pays the Bank a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the period ended October 31, 1996, the Bank voluntarily waived $151,954, $125,862 and $94,522 of its transfer agent fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Each Director who is not an "affiliated person" as defined in the Act receives from the Fund $3,000 per quarter and $2,000 for each meeting attended.

NOTE 4 - SHAREHOLDER MEETING (UNAUDITED)

On April 10, 1996, Waterhouse Investor Services, Inc. ("Waterhouse") and The Toronto-Dominion Bank ("TD Bank") announced that they had signed a merger agreement, providing for TD Bank to acquire Waterhouse through a merger of Waterhouse into a newly formed subsidiary of TD Bank (the "Merger").

The Merger between Waterhouse and TD Bank was consummated on October 15, 1996, resulting in the indirect change of control of a parent company of the Investment Manager and the termination of the Investment Management Agreement between the Investment Manager and the Fund. A new Investment Management Agreement, containing substantially identical terms to the existing agreement, becoming effective upon the closing of the Merger, was approved by the Fund's Board of Directors on June 12, 1996.

At a Special Meeting of Shareholders on August 28, 1996, shareholders of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio were asked to approve the new Investment Management Agreement. A summary of the resulting votes are presented below.

     PORTFOLIO                        FOR*         AGAINST*       ABSTAIN*          TOTAL*
     ---------                        ----         --------       --------          ------
     Money Market Portfolio      1,116,414,149    46,462,930     37,710,082     1,200,587,161
     U.S. Government Portfolio     299,310,814    10,010,039     12,462,520       321,783,373
     Municipal Portfolio           197,564,382     8,938,147      8,032,305       214,534,834

*This includes shares which Waterhouse Securities held in nominee name and with respect to which voting instructions were not received from its customers, and such shares were voted in proportion to the votes actually received from beneficial owners by Waterhouse Securities. Accordingly, there were no broker non-votes (proxies sent in by brokers and other nominees which cannot be voted because instructions have not been received from the beneficial owners).

NOTE 5 - FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with the Federal requirements, the Municipal Portfolio designates substantially all the dividends paid from net investment income during the fiscal year ended October 31, 1996 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1996 calendar year early in 1997.

11
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996

     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                    CORPORATE OBLIGATONS:

                    ASSET-BACKED COMMERCIAL PAPER -- 11.3%
   $  5,000,000     Corporate Asset Funding Company, Inc., due 11/15/96                                 5.27      $  4,989,792
      5,000,000     Corporate Receivables Corp., due 11/20/96                                           5.37         4,986,014
     15,000,000     Corporate Receivables Corp., due 2/11/97                                            5.54        14,770,925
     10,000,000     CXC, Inc., due 11/1/96                                                              5.42        10,000,000
     15,000,000     CXC, Inc., due 11/18/96                                                             5.30        14,962,671
     10,000,000     CXC, Inc., due 12/18/96                                                             5.39         9,931,458
     10,000,000     CXC, Inc., due 1/21/97                                                              5.39         9,880,525
      5,000,000     Eureka Securitization, Inc., due 11/13/96                                           5.29         4,991,233
     10,000,000     Eureka Securitization, Inc., due 11/18/96                                           5.40         9,974,878
     10,000,000     Eureka Securitization, Inc., due 11/21/96                                           5.28         9,970,778
     15,000,000     Eureka Securitization, Inc., due 12/3/96                                            5.42        14,928,400
      5,000,000     McKenna Triangle National Corp., due 1/15/97                                        5.38         4,944,583
     12,000,000     Preferred Receivables Funding Corp., due 1/8/97                                     5.50        11,877,147
      8,175,000     Preferred Receivables Funding Corp., due 1/9/97                                     5.53         8,089,605
     10,150,000     Preferred Receivables Funding Corp., due 1/21/97                                    5.39        10,028,505
      7,250,000     Preferred Receivables Funding Corp., due 1/27/97                                    5.40         7,156,789
                                                                                                                  ------------
                                                                                                                   151,483,303
                                                                                                                  ------------

                    BROKER/DEALER OBLIGATIONS -- 10.0%
      5,000,000     Bear Stearns Cos., Inc. Variable Rate Notes, 5.53%, due 11/5/96 (Note A)            5.52         5,000,469
     20,000,000     Bear Stearns Cos., Inc. Variable Rate Notes, 5.58%, due 11/5/96 (Note A)            5.56        20,003,511
     20,000,000     Goldman Sachs Group, L.P. Variable Rate Note, 5.375%, due 11/27/96 (Note A,B)       5.38        20,000,000
     10,000,000     Goldman Sachs Group, L.P., 11/27/96                                                 5.30         9,962,011
      5,000,000     Merrill Lynch & Co., Inc. Variable Rate Notes, 5.51%, due 11/5/96 (Note A)          5.51         5,000,000
     40,000,000     Merrill Lynch & Co., Inc. Variable Rate Notes, 5.52%, due 11/5/96 (Note A)          5.52        40,000,000
     10,000,000     Morgan Stanley Group, Inc. Variable Rate Notes, 5.83%, due 12/18/96 (Note A)        5.58        10,008,586
     10,000,000     Morgan Stanley Group, Inc., due 11/14/96                                            5.48         9,980,897
     15,000,000     Morgan Stanley Group, Inc., due 1/17/97                                             5.39        14,829,317
                                                                                                                  ------------
                                                                                                                   134,784,791
                                                                                                                  ------------

                    FINANCE & INSURANCE CO. OBLIGATIONS -- 15.0%
     10,000,000     American Express Credit Corp., due 12/3/96                                          5.37         9,952,978
     30,000,000     CIT Group Holdings, Inc. Variable Rate Notes, 5.43%, due 11/5/96 (Note A)           5.48        29,992,331
     10,000,000     CIT Group Holdings, Inc., 7.125%, due 11/15/96                                      5.65        10,004,740

     10,500,000     Ford Motor Credit Corp. Variable Rate Notes, 5.46%, due 11/5/96 (Note A)            5.46        10,500,000
      5,000,000     Ford Motor Credit Corp. Variable Rate Notes, 5.48%, due 11/5/96 (Note A)            5.45         5,000,724
      2,000,000     Ford Motor Credit Corp. Variable Rate Notes, 5.61%, due 11/5/96 (Note A)            5.45         2,000,609
     10,000,000     Ford Motor Credit Corp. Variable Rate Notes, 5.65%, due 11/18/96 (Note A)           5.47        10,004,398
     12,500,000     Ford Motor Credit Corp., due 11/6/96                                                5.62        12,490,417
     20,000,000     General Motors Acceptance Corp. Variable Rate Notes. 5.48%, due 11/1/96 (Note A)    5.48        20,000,000
      7,500,000     General Motors Acceptance Corp., due 1/13/97                                        5.53         7,417,875
     14,000,000     General Motors Acceptance Corp., due 1/21/97                                        5.56        13,828,955
     25,000,000     Household International, Inc., due 11/15/96                                         5.31        24,948,569
     10,000,000     International Lease Finance Corp., due 4/3/97                                       5.62         9,767,950
     20,000,000     Panasonic Finance, Inc., due 11/8/96                                                5.37        19,979,389
      6,000,000     Toyota Motor Credit Corp. Variable Rate Notes, 5.43%, due 11/5/96 (Note A)          5.51         5,997,029
     10,000,000     Toyota Motor Credit Corp., due 12/16/96                                             5.40         9,933,375
                                                                                                                  ------------
                                                                                                                   201,819,339
                                                                                                                  ------------
                    TOTAL CORPORATE OBLIGATIONS -- 36.3%                                                           488,087,433
                                                                                                                  ------------

12
                 WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                    BANK OBLIGATIONS:

                    BANKERS' ACCEPTANCES -- 3.0%
   $  3,000,000     American Express Centurion Bank, due 1/27/97                                        5.76      $  2,959,400
     12,000,000     Chase Manhattan Bank, N.A., due 12/23/96                                            5.30        11,909,000
      5,000,000     Chase Manhattan Bank, N.A., due 2/3/97                                              5.76         4,930,153
      6,163,881     European American Bank, due 12/24/96                                                5.32         6,115,967
      1,346,178     European American Bank, due 1/13/97                                                 5.38         1,331,655
      2,000,000     Mellon Bank, N.A., due 1/17/97                                                      5.70         1,976,258
      4,572,673     State Street Bank & Trust Co., due 12/2/96                                          5.33         4,551,883
      4,018,117     Sun Trust Bank (Atlanta), due 11/22/96                                              5.27         4,005,811
      2,533,542     Sun Trust Bank (Atlanta), due 11/29/96                                              5.32         2,523,137
                                                                                                                  ------------
                                                                                                                    40,303,264
                                                                                                                  ------------

                    BANK COMMERCIAL PAPER -- 2.1%
      6,984,000     Kredietbank, N.V., due 1/6/97                                                       5.42         6,915,499
     10,000,000     Republic New York Corp., due 11/27/96                                               5.27         9,962,083
     11,000,000     Svenska Handelsbanken NY, due 11/22/96                                              5.40        10,965,671
    ----------
                                                                                                                    27,843,253
    ----------

                    BANK NOTES -- 10.7%
     12,000,000     American Express Centurion Bank Variable Rate Notes, 5.34%,
                    due 11/25/96 (Note A)                                                               5.34        12,009,884
     10,000,000     Bank of New York, 5.63%, due 3/3/97                                                 5.49        10,003,449
      6,000,000     Bankers Trust Co., NY, 7.25%, due 11/1/96                                           5.25         6,000,000
     15,000,000     Bankers Trust Co., NY Variable Rate Notes, 5.48%, due 11/5/96 (Note A)              5.48        15,000,000
     40,000,000     Colorado National Bank Variable Rate Notes, 5.33%, due 11/20/96 (Note A)            5.35        39,997,564
     15,000,000     Comerica Bank, N.A. Variable Rate Notes, 5.48%, due 11/5/96 (Note A)                5.46        15,001,468
     16,000,000     Comerica Bank, N.A. Variable Rate Notes, 5.48%, due 11/5/96 (Note A)                5.44        16,003,128
     10,000,000     First National Bank of Boston, 5.28%, due 11/15/96                                  5.28        10,000,000
     10,000,000     First National Bank of Boston, 5.41%, due 1/10/97                                   5.41        10,000,000
     10,000,000     Household Bank, FSB, 5.29%, due 11/4/96                                             5.29        10,000,000
                                                                                                                  ------------
                                                                                                                   144,015,493
                                                                                                                  ------------


                    BANK SUPPORTED COMMERCIAL PAPER -- 11.6%
     20,000,000     Banco de Colombia, due 1/16/97 (LOC:  Barclays Bank)                                5.43        19,774,111
     15,000,000     Banco de Colombia, due 1/24/97 (LOC:  Barclays Bank)                                5.44        14,812,400
      5,000,000     Banco Nacional de Mexico, due 11/8/96 (LOC:  Barclays Bank)                         5.47         4,994,731
      3,640,000     Benedictine Long-Term Care, due 1/13/97 (LOC:  LaSalle National Bank)               5.55         3,599,625
     20,000,000     Comision Federal de Electricidad, due 11/5/96 (LOC: Westdeutsche Landesbank GZ)     5.32        19,988,222
     19,750,000     MetroCrest Hosp. Auth., due 12/3/96 (LOC:  Bank of New York)                        5.66        19,652,036
     14,000,000     Minmetals Capitals & Securities, Inc., due 4/3/97 (LOC:  Credit Suisse)             5.53        13,679,890
     30,000,000     Nacional Financiera, S.N.C., due 1/6/97 (LOC:  Societe Generale)                    5.40        29,706,850
     10,000,000     NuFunding, Inc. VRDN, 5.475% (LOC:  LaSalle National Bank) (Note C)                 5.48        10,000,000
     20,500,000     Unibanco-Uniao de Bancos Brasileiros, S.A., due 12/10/96
                    (LOC:  Westdeutsche Landesbank GZ)                                                  5.53        20,378,743
                                                                                                                  ------------
                                                                                                                   156,586,608
                                                                                                                  ------------

                    BANK TIME DEPOSITS -- 5.6%
     15,000,000     American Express Centurion Bank, 5.29%, due 11/14/96                                5.29        15,000,000
     20,000,000     Banque Indosuez, 5.4375%, due 11/29/96                                              5.44        20,000,000
     20,000,000     Banque Indosuez, 5.65%, due 11/12/96                                                5.65        20,000,000
     20,000,000     Kredietbank, N.V., 5.32%, due 12/16/96                                              5.32        20,000,000
                                                                                                                  ------------
                                                                                                                    75,000,000
                                                                                                                  ------------

                    EURODOLLAR BANK CERTIFICATES OF DEPOSIT -- 2.4%
     17,000,000     Abbey National, PLC, 5.66%, due 1/2/97                                              5.50        17,003,179
     15,000,000     Banque Nationale de Paris, 5.55%, due 11/5/96                                       5.65        14,999,828
                                                                                                                  ------------
                                                                                                                    32,003,007
                                                                                                                  ------------

13
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                    YANKEE BANK CERTIFICATES OF DEPOSIT -- 8.6%
   $ 20,000,000     Bank of Nova Scotia, 5.52%, due 12/16/96                                           5.45     $   20,001,686
     20,000,000     Bankers Trust Co., NY Variable Rate Notes, 5.61%, due 11/5/96 (Note A)             5.58         20,002,276
     20,000,000     Banque Nationale de Paris, 5.60%, due 4/25/97                                      5.60         20,000,941
      5,000,000     Banque Nationale de Paris, 5.76%, due 2/3/97                                       5.74          5,000,254
     15,000,000     Landesbank Hessen-Thueringen, GZ, 6.05%, due 6/13/97                               5.69         15,026,703
     20,000,000     National Westminster Bank, PLC, 5.51%, due 1/6/97                                  5.48         20,001,084
      5,000,000     Societe Generale, 5.80%, due 4/15/97                                               5.62          5,000,840
     10,000,000     Svenska Handelsbanken NY, 5.61%, due 4/4/97                                        5.60         10,000,416
                                                                                                                --------------
                                                                                                                   115,034,200
                                                                                                                --------------

                    TOTAL BANK OBLIGATIONS-- 44.0%                                                                 590,785,825
                                                                                                                --------------


                    MUNICIPAL OBLIGATIONS:

                    TAXABLE OBLIGATIONS -- 2.6%
      2,285,000     Berks Cty., PA, IDA, VRDN, 5.55% (LOC:  CoreStates Bank,N.A.) (Note C)             5.50          2,285,000
     19,000,000     Illinois Dev. Fin. Auth., Ser. 1996, VRDN, 5.55% (LOC:  Northern Trust Co.)
                    (Note C)                                                                           5.55         19,000,000
     13,500,000     State of Ohio, Taxable Dev. Assistance, Ser. 1996, 5.375%, Optional Put 12/1/96
                    (Insured:  AMBAC; LIQ:  Citibank, N.A.)                                            5.38         13,500,000
                                                                                                                --------------
                                                                                                                    34,785,000
                                                                                                                --------------

                    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS:

                    U.S TREASURY BILLS -- 1.5%
     20,000,000     U.S. Treasury Bills, due 2/6/97                                                    5.10         19,738,908
                                                                                                                --------------

                    FEDERAL FARM CREDIT BANK -- 0.7%
     10,000,000     Discount Notes, due 1/27/97                                                        4.95          9,885,692
                                                                                                                --------------


                    FEDERAL HOME LOAN BANK -- 3.0%
     40,000,000     Notes, 5.29%, due 3/5/97                                                           5.23         39,998,630
                                                                                                                --------------

                    FEDERAL NATIONAL MORTGAGE ASSOC. -- 5.0%
     40,000,000     Variable Rate Notes, 5.46%, due 11/5/96 (Note A)                                   5.54         39,981,152
     27,000,000     Variable Rate Notes, 5.36%, due 11/5/96 (Note A)                                   5.60         26,825,904
                                                                                                                --------------
                                                                                                                    66,807,056
                                                                                                                --------------

                    STUDENT LOAN MARKETING ASSOC. -- 3.6%
      6,000,000     Variable Rate Notes, 5.53%, due 11/5/96 (Note A)                                   5.48          6,003,782
     20,000,000     Variable Rate Notes, 5.37%, due 11/5/96 (Note A)                                   5.51         19,947,020
     23,000,000     Variable Rate Notes, 5.38%, due 11/5/96 (Note A)                                   5.52         22,932,635
                                                                                                                --------------
                                                                                                                    48,883,437
                                                                                                                --------------

                    TOTAL U.S. GOVERNMENT AND AGENCIES OBLIGATIONS -- 13.8%                                        185,313,723
                                                                                                                --------------

                    REPURCHASE AGREEMENTS -- 2.9%
     38,620,000     Smith Barney Securities, Inc.
                    dated 10/31/96, due 11/1/96 in the amount of $38,625,965, fully collateralized
                    by $72,311,267 U.S. Government Securities, value $39,392,400                      5.56          38,620,000
                                                                                                                --------------

                    TOTAL INVESTMENTS -- 99.6%                                                                   1,337,591,981

                    OTHER ASSETS AND LIABILITIES, NET -- 0.4%                                                        5,018,105
                                                                                                                --------------

                    NET ASSETS -- 100.0%                                                                        $1,342,610,086
                                                                                                                ==============

                 Please see accompanying notes to the schedules
                    of investments and financial statements.

14
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

              U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                    U.S. TREASURY BILLS -- 1.0%
   $  3,700,000     U.S. Treasury Bills, due 2/6/97                                                    5.10     $    3,651,698
                                                                                                                --------------

                    FEDERAL FARM CREDIT BANK -- 11.5%
      2,320,000     Discount Notes, due 11/18/96                                                       5.46          2,314,084
      5,000,000     Discount Notes, due 11/27/96                                                       5.21          4,981,258
      4,500,000     Discount Notes, due 1/27/97                                                        4.95          4,448,561
      5,000,000     Discount Notes, due 3/3/97                                                         5.42          4,910,194
     10,000,000     Variable Rate Notes, 5.36%, due 11/1/96 (Note A)                                   5.39          9,998,075
      6,000,000     Variable Rate Notes, 5.52%, due 11/1/96 (Note A)                                   5.50          6,001,200
     10,000,000     Variable Rate Notes, 5.34%, due 1/1/97 (Note A)                                    5.56          9,998,229
                                                                                                                --------------
                                                                                                                    42,651,601
                                                                                                                --------------

                    FEDERAL HOME LOAN BANK -- 15.1%
      5,000,000     Discount Notes, due 12/6/96                                                        5.45          4,974,236
      7,500,000     Discount Notes, due 1/23/97                                                        5.30          7,409,738
      5,000,000     Discount Notes, due 1/27/97                                                        5.34          4,936,683
      5,000,000     Discount Notes, due 1/27/97                                                        5.38          4,936,683
     10,000,000     Discount Notes, due 2/10/97                                                        5.39          9,852,708
     10,000,000     Discount Notes, due 2/24/97                                                        5.33          9,833,090
      4,000,000     Discount Notes, due 4/14/97                                                        5.53          3,902,876
     10,000,000     Notes, 5.29%, due 3/5/97                                                           5.23          9,999,657
                                                                                                                --------------
                                                                                                                    55,845,671
                                                                                                                --------------

                    FEDERAL HOME LOAN MORTGAGE CORP. -- 13.3%
      5,000,000     Discount Notes, due 11/4/96                                                        5.33          4,997,808
      5,000,000     Discount Notes, due 11/6/96                                                        5.29          4,996,375
      5,000,000     Discount Notes, due 12/3/96                                                        5.34          4,976,578
      5,000,000     Discount Notes, due 12/11/96                                                       5.42          4,970,278
     10,000,000     Discount Notes, due 1/3/97                                                         5.31          9,908,475
      5,000,000     Discount Notes, due 2/21/97                                                        5.32          4,918,644
     10,000,000     Discount Notes, due 3/3/97                                                         5.30          9,823,778
      5,000,000     Discount Notes, due 4/1/97                                                         5.46          4,888,638
                                                                                                                --------------

                                                                                                                    49,480,574
                                                                                                                --------------

                    FEDERAL NATIONAL MORTGAGE ASSOC. -- 29.2%
      7,250,000     Discount Notes, due 11/7/96                                                        5.30          7,243,644
     10,500,000     Discount Notes, due 11/14/96                                                       5.30         10,480,075
     10,000,000     Discount Notes, due 1/17/97                                                        5.31          9,888,029
      7,500,000     Discount Notes, due 1/22/97                                                        5.30          7,410,825
      8,030,000     Discount Notes, due 2/7/97                                                         5.38          7,915,238
      5,000,000     Discount Notes, due 2/21/97                                                        5.31          4,918,800
      3,280,000     Discount Notes, due 2/26/97                                                        5.53          3,222,436
      5,000,000     Discount Notes, due 3/17/97                                                        5.43          4,900,078
      9,735,000     Discount Notes, due 4/28/97                                                        5.35          9,484,221
      8,000,000     Variable Rate Notes, 5.36%, due 11/5/96 (Note A)                                   5.59          7,953,436
     10,000,000     Variable Rate Notes, 5.36%, due 11/5/96 (Note A)                                   5.60          9,935,520
     10,000,000     Variable Rate Notes, 5.46%, due 11/5/96 (Note A)                                   5.54          9,995,288
     10,000,000     Variable Rate Notes, 5.41%, due 12/2/96 (Note A)                                   5.43          9,996,888
      5,000,000     Variable Rate Notes, 5.46%, due 12/20/96 (Note A)                                  5.56          4,996,875
                                                                                                                --------------
                                                                                                                   108,341,353
                                                                                                                --------------

15
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

              U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                    STUDENT LOAN MARKETING ASSOC. -- 17.6%
   $  5,000,000     Variable Rate Notes, 5.58%, due 11/1/96 (Note A)                                   5.33     $    5,000,000
     25,500,000     Variable Rate Notes, 5.37%, due 11/5/96 (Note A)                                   5.51         25,432,450
     10,000,000     Variable Rate Notes, 5.38%, due 11/5/96 (Note A)                                   5.52          9,970,711
     14,630,000     Variable Rate Notes, 5.39%, due 11/5/96 (Note A)                                   5.33         14,630,861
      7,700,000     Variable Rate Notes, 5.42%, due 11/5/96 (Note A)                                   5.44          7,698,827
      2,750,000     Variable Rate Notes, 5.53%, due 11/5/96 (Note A)                                   5.48          2,751,566
                                                                                                                --------------
                                                                                                                    65,484,415
                                                                                                                --------------

                    REPURCHASE AGREEMENTS -- 12.1%
     18,000,000     Morgan Stanley,
                    dated 10/31/96, due 11/1/96 in the amount of $18,002,785, fully collateralized
                    by $28,463,267 U.S. Government Securities, value $18,512,223                       5.57         18,000,000
     18,000,000     Prudential Securities,
                    dated 10/31/96, due 11/1/96 in the amount of $18,002,780, fully collateralized
                    by $18,066,000 U.S. Government Securities, value $18,363,197                       5.56         18,000,000
      8,979,000     Smith Barney Securities, Inc.,
                    dated 10/31/96, due 11/1/96 in the amount of $8,980,387, fully collateralized
                    by $9,280,088 U.S. Government Securities, value $9,158,580                         5.56          8,979,000
                                                                                                                --------------
                                                                                                                    44,979,000
                                                                                                                --------------

                    TOTAL INVESTMENTS -- 99.8%                                                                     370,434,312

                    OTHER ASSETS AND LIABILITIES, NET -- 0.2%                                                          612,458
                                                                                                                --------------

                    NET ASSETS -- 100.0%                                                                        $  371,046,770
                                                                                                                ==============

                 Please see accompanying notes to the schedules
                     of investments and financial statements.

16
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                    MUNICIPAL OBLIGATIONS:

                    ALABAMA -- 0.2%
   $    500,000     Decatur Ind. Dev. Board (Amoco Chemical Co.) Ser. 1995 VRDN,
                    3.70% (Note C)                                                                     3.70     $      500,000
                                                                                                                --------------

                    ALASKA -- 3.5%
      1,000,000     Valdez Marine Term. (ARCO Transp. Alaska, Inc. Proj.) Ser. 1994A, 3.30%,
                    due 11/1/96                                                                        3.30          1,000,000
      2,600,000     Valdez Marine Term. (ARCO Transp. Alaska, Inc. Proj.) Ser. 1994A, 3.50%,
                    due 11/6/96                                                                        3.50          2,600,000
      4,300,000     Valdez Marine Term. (ARCO Transp. Alaska, Inc. Proj.) Ser. 1994A, 3.55%,
                    due 11/21/96                                                                       3.65          4,299,441
                                                                                                                --------------
                                                                                                                     7,899,441
                                                                                                                --------------

                    ARKANSAS -- 2.3%

      5,100,000     Pulaski Cty. (Chenel Park Apts. Proj.) VRDN, 3.85%
                    (LOC:  PNC Bank) (Note C)                                                          3.85          5,100,000
                                                                                                                --------------

                    CALIFORNIA -- 1.5%
        300,000     California Alternative Energy Source Fin. Auth., Ser. 1986 VRDN,
                    3.75% (LOC:  Banque Nationale de Paris) (Note C)                                   3.75            300,000
      3,000,000     California School Cash Reserve Notes, Ser. A, 4.75%, due 7/2/97                    3.85          3,017,304
        100,000     San Dimas Redev. Agy. (Community Dev.) Ser. 1983 VRDN,
                    3.65% (LOC:  BankAmerica) (Note C)                                                 3.65            100,000
                                                                                                                --------------
                                                                                                                     3,417,304
                                                                                                                --------------

                    COLORADO -- 3.1%

        300,000     Adams Cty. Ind. Dev. Rev. (City View Park Partners) Ser. 1985 VRDN,
                    3.60% (LOC:  Barclays Bank) (Note C)                                               3.60            300,000

      6,800,000     Pueblo Cty. Ind. Dev. Rev. (Kaiser Aero Space & Elec. Proj.)
                    VRDN, 3.70% (LOC:  ABN-AMRO Bank) (Note C)                                         3.70          6,800,000
                                                                                                                --------------
                                                                                                                     7,100,000
                                                                                                                --------------

                   DISTRICT OF COLUMBIA -- 0.1%
        250,000    Washington D.C. G.O. Bonds, 7.00%, due 6/1/97 (Insured:  AMBAC)                     4.10            254,100
                                                                                                                --------------

                   FLORIDA -- 8.0%
        100,000    Clearwater Water & Sewer Rev. Bonds Ser. A, 7.10%, due 12/1/96,
                   Prerefunded @ 102 (Note D)                                                          3.85            102,253
        340,000    Dade Cty. Seaport Rev.,  6.625%, due 10/1/97, Prerefunded @ 100 (Note D)            4.25            347,146
        100,000    Florida Board of Educ. G.O., Ser. C, 5.75%, due 5/1/97 (Escrow to Maturity)         4.22            100,736
        160,000    Florida HFA (Carlton Arms II Proj.) Ser. EEE, VRDN, 3.60%
                   (LOC:  Kredietbank) (Note C)                                                        3.60            160,000
        100,000    Florida HFA, 5.50%, due 11/1/96, Prerefunded @ 100 (Note D)                         3.75            100,000
      3,000,000    Indian River Cty. Hosp. Dist., Ser. 1990, 3.50%, due 11/18/96
                   (LOC:  Kredietbank)                                                                 3.50          3,000,000
      1,000,000    Jacksonville Elec. Auth. Tax Exempt CP Notes, 3.65%, due 12/17/96
                   (SBPA:  Morgan Guaranty Trust Co.)                                                  3.65          1,000,000
      8,500,000    Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1995A,
                   3.80%, due 12/10/96 (LINE:  Sun Bank)                                               3.80          8,500,000
        175,000    Northern Palm Beach Cty. (Water Control Unit #11), 4.00%, due 8/1/97
                   (Insured:  MBIA)                                                                    4.08            174,878
        700,000    Orange Cty. CP Notes, Ser. A, 3.65%, due 12/11/96 (LINE:  Nationsbank Corp.)        3.65            700,000
      1,000,000    Orange Cty. CP Notes, Ser. A, 3.55%, due 12/11/96 (LINE:  Nationsbank Corp.)        3.55          1,000,000
      3,000,000    Sunshine St. Gov. Fin. Comm. (Govt. Fin. Prog.) Rev. CP Notes,
                   3.65%, due 12/6/96                                                                  3.65          3,000,000
                                                                                                                --------------
                                                                                                                    18,185,013

17
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                    GEORGIA -- 3.1%
   $  7,000,000     Municipal Elec. Auth. of Georgia (Proj. #1) Ser. 1985B, 3.50%,
                    due 11/22/96 (LOC:  Credit Suisse, Morgan Guaranty Trust Co., & Bayerische
                    Landesbank)                                                                        3.50     $    7,000,000
                                                                                                                --------------

                    HAWAII -- 1.5%
      3,450,000     Honolulu City & Cty., Tax Exempt CP, 3.50%, due 11/14/96
                    (LINE:  Canadian Imperial Bank of Commerce)                                        3.50          3,450,000
                                                                                                                --------------

                    ILLINOIS -- 16.6%
      2,500,000     Arcola IDR (Herff Jones, Inc. Proj.) VRDN, 3.60% (LOC:  Wachovia
                    Bank) (Note C)                                                                     3.60          2,500,000
      2,900,000     Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 3.80%
                    (Insured:  AMBAC; LIQ:  Credit Suisse) (Note C)                                    3.80          2,900,000
      7,000,000     Chicago O'Hare Intl. Airport (Northwest Airlines) Ser. A VRDN,
                    3.90% (LOC:  Bank of Tokyo-Mitsubishi) (Note C)                                    3.90          7,000,000
        100,000     Cook Cty. G.O. Bonds, 3.80%, due 11/15/96 (Insured:  MBIA)                         3.65            100,005
         50,000     Cook Cty. G.O. Bonds, 6.75%, due 11/1/96 (Insured:  MBIA)                          3.65             50,000
        375,000     Illinois Dev. Fin. Auth. (D.E. Akin Seed Proj.) VRDN, 4.05%
                    (LOC:  Banc One) (Note C)                                                          4.05            375,000
        100,000     Illinois Dev. Fin. Auth. (Tempco Elec. Proj.) Ser. 1988C VRDN,
                    3.75% (LOC:  ABN-AMRO Bank) (Note C)                                               3.75            100,000
      4,000,000     Illinois Hlth. Fac. Auth. Rev. (Rush-Presbyterian-St. Lukes Med. Ctr.)
                    Ser. 1989A, 3.65%, due 12/12/96 (LINE:  Northern Trust Co.)                        3.65          4,000,000
      7,360,000     Illinois Hsg. Dev. Auth. (Homeowner Mtg. Rev.) Ser. 1995E2,
                    3.75%, Mandatory Put 12/31/96 (GIC:  Morgan Stanley & Co.,Inc.)                    3.75          7,360,000
      7,000,000     Illinois Student Assistance (Community Student Loan)
                    Ser. A VRDN, 3.70% (LOC:  Bank of America) (Note C)                                3.70          7,000,000
      1,900,000     North Aurora IDR (Oberweiss Dairy, Inc. Proj.) VRDN, 3.80%
                    (LOC:  LaSalle National Bank) (Note C)                                             3.80          1,900,000
      2,600,000     Oak Lawn IDR (Lavergne Partners Proj.) VRDN, 3.80%
                    (LOC: LaSalle National Bank) (Note C)                                              3.80          2,600,000
        300,000     Southwestern IL Dev. Auth. Solid Waste Disp. (Shell Oil Co. Wood River Proj.)
                    Ser. 1992 VRDN, 3.70% (Note C)                                                     3.70            300,000

      1,200,000     Southwestern IL Dev. Auth. Solid Waste Disp. (Shell Oil Co. Wood River Proj.)
                    Ser. 1995 VRDN, 3.70% (Note C)                                                     3.70          1,200,000
                                                                                                                --------------
                                                                                                                    37,385,005
                                                                                                                --------------

                    INDIANA -- 3.2%
         10,000     Auburn (R.J. Tower Corp. Proj.) Ser. 1988 VRDN, 3.90%
                    (LOC:  Comerica Bank) (Note C)                                                     3.90             10,000
      2,235,000     Indiana Hlth. Fac. Fin. Auth. (Community Health & Rehab.)
                    VRDN, 3.90% (LOC:  Marine Midland Bank) (Note C)                                   3.90          2,235,000
      3,000,000     Newton Cty. IDR (Intec Group, Inc. Proj.) VRDN, 3.80%
                    (LOC:  LaSalle National Bank) (Note C)                                             3.80          3,000,000
      2,000,000     Sullivan Natl. Rural Util. Coop. Fin. Corp.
                    (Hoosier Energy Rural Elec. Coop., Inc.) Ser. 1985L6, 3.65%, due 12/11/96          3.65          2,000,000
                                                                                                                --------------
                                                                                                                     7,245,000
                                                                                                                --------------

                    IOWA -- 2.1%
        100,000     Dubuque IDA (Swiss Valley Farms Co.) Ser. 1987 VRDN, 3.90%
                    (LOC:  Rabobank Nederland) (Note C)                                                3.90            100,000
      4,750,000     Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 4.00%
                    (LOC:  ABN-AMRO Bank) (Note C)                                                     4.00          4,750,000
                                                                                                                --------------
                                                                                                                     4,850,000
                                                                                                                --------------

18
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                    KANSAS -- 0.8%
   $  1,200,000     Burlington PCR (Kansas City Power & Light) Ser. 1985B,
                    3.65%, due 12/5/96 (LOC:  Societe Generale)                                        3.65     $    1,200,000
        700,000     Butler Cty. Solid Waste Disp. (Texaco Refining & Marketing)
                    Ser. B VRDN, 3.75% (Note C)                                                        3.75            700,000
                                                                                                                --------------
                                                                                                                     1,900,000
                                                                                                                --------------

                    KENTUCKY -- 3.9%
        200,000     Boone Cty. (Cincinnati Gas & Elec. Co.) Ser. 1985A VRDN, 3.75%
                    (LOC:  Union Bank of Switzerland) (Note C)                                         3.75            200,000
        800,000     Daviess Cty. (Scott Paper, Kimberly Clark) Ser. B VRDN, 3.80% (Note C)             3.80            800,000
      1,200,000     Mayfield (Kentucky League of Cities Pooled Lease Fin. Prog.) Ser. 1996 VRDN,
                    3.75% (LOC:  PNC Bank) (Note C)                                                    3.75          1,200,000
      1,000,000     Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989, 3.45%,
                    due 11/12/96 (LOC:  Commonwealth Bank of Australia)                                3.45          1,000,000
      2,000,000     Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989, 3.70%,
                    due 11/12/96 (LOC:  Commonwealth Bank of Australia)                                3.70          2,000,000
      3,500,000     Pulaski Cty. Solid Waste Disp. (National Rural CFC, Eastern Kentucky) Ser. B,
                    3.70%, Mandatory Put 2/15/97                                                       3.70          3,500,000
        100,000     Warsaw IDR (SDI Operating Partners) Ser. 1988 VRDN,
                    3.75% (LOC:  Fifth Third Bank) (Note C)                                            3.75            100,000
                                                                                                                --------------
                                                                                                                     8,800,000
                                                                                                                --------------

                    LOUISIANA -- 0%
         75,000     Louisiana G.O., 8.00%, due 5/1/97, Prerefunded @ 102 (Insured:  MBIA) (Note D)     4.10             77,876
                                                                                                                --------------

                    MAINE -- 0.5%
      1,060,000     Maine Municipal Bond Bank Rev., 5.80%, due 11/1/96 (Insured:  MBIA)                3.60          1,060,000
                                                                                                                --------------


                    MARYLAND -- 1.3%
      3,000,000     Maryland Community Dev. Auth. Ser. 1996, 4.00%, Mandatory Put 9/1/97               4.00          3,000,000
                                                                                                                --------------

                    MICHIGAN -- 4.9%
      7,900,000     Greater Detroit Resources Recovery Auth., 4.50%, due 12/13/96                      3.75          7,906,498
         75,000     Lakewood Public Schools, 5.20%, due 5/1/97 (Insured:  MBIA)                        4.05             75,390
      3,000,000     Wayne Cty.  (Detroit Airport) Ser. 1996B, 3.65%, Opt. Put 12/2/96
                    (LOC:  Bayerische Landesbank)                                                      3.65          3,000,000
                                                                                                                --------------
                                                                                                                    10,981,888
                                                                                                                --------------

                    MONTANA -- 2.7%
      6,000,000     Montana Board of Investments (Payroll Tax, Workman's Comp.)
                    VRDN, 3.60% (Note C)                                                               3.60          6,000,000
                                                                                                                --------------

                    NEBRASKA -- 1.8%
      4,000,000     Lincoln (Lincoln Elec. Sys.) Ser. 1995, 3.40%, due 11/18/96
                    (LIQ:  Morgan Guaranty Trust Co.)                                                  3.40          4,000,000
                                                                                                                --------------

                    NEVADA -- 2.1%
      4,500,000     Clark Cty. (Nevada Cogeneration Assoc. #2) Ser. 1992 VRDN, 3.70%
                    (LOC:  ABN-AMRO Bank) (Note C)                                                     3.70          4,500,000
        300,000     Director of the State of Nevada IDR (Pilot Co. Proj.) Ser. 1991A VRDN,
                    3.70% (LOC:  Wells Fargo) (Note C)                                                 3.70            300,000
                                                                                                                --------------
                                                                                                                     4,800,000
                                                                                                                --------------

                    NEW HAMPSHIRE -- 0%
        100,000     New Hampshire Bus. Fin. Auth. PCR (Public Service of New Hampshire)
                    Ser. 1992D VRDN, 3.65% (LOC:  Barclays Bank) (Note C)                              3.65            100,000
                                                                                                                --------------

19
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                    NEW JERSEY -- 5.7%
   $  1,200,000     Bayonne G.O. Bond Anticipation Notes, 4.25%, due 12/15/96                          3.70     $    1,200,786
      1,848,000     Camden G.O. Bond Anticipation Notes, 4.875%, due 3/13/97                           4.25          1,852,111
      5,000,000     East Orange Water & Sewer G.O. Bond Anticipation Notes, 4.75%, due 8/28/97         4.25          5,019,685
      4,782,000     Paterson G.O. Bond Anticipation Notes, 4.25%, due 5/22/97                          3.90          4,790,806
                                                                                                                --------------
                                                                                                                    12,863,388
                                                                                                                --------------

                    NEW YORK -- 0.3%
        500,000     New York Dorm. Auth. (Spec. Obl. - State Univ. Educ. Fac.)
                    Ser. A, 6.40%, due 11/1/96                                                         4.00            500,000
        125,000     New York Med. Care Fac. (Hosp. & Nursing Home), 4.75%,
                    due 8/15/97 (Insured:  FHA)                                                        4.00            125,715
                                                                                                                --------------
                                                                                                                       625,715
                                                                                                                --------------

                    NORTH CAROLINA -- 3.4%
      2,800,000     North Carolina Muni. Power Agy. (Catawba Proj. #1), 3.65%,
                    due 12/17/96 (LOC:  Union Bank of Switzerland & Morgan Guaranty Trust Co.)         3.65          2,800,000
      5,000,000     North Carolina Muni. Power Agy. (Catawba Proj. #1), 3.60%,
                    due 12/19/96 (LOC:  Union Bank of Switzerland & Morgan Guaranty Trust Co.)         3.60          5,000,000
                                                                                                                --------------
                                                                                                                     7,800,000
                                                                                                                --------------

                    OHIO -- 0.1%
        300,000     Ohio Highway G.O., 5.00%, due 5/15/97                                              3.80            301,870
                                                                                                                --------------

                    PENNSYLVANIA -- 5.3%
      2,100,000     Allegheny Cty. (Presbyterian Hosp.) Ser. A, 6.80%, due 3/1/97 (Insured:  MBIA)     3.75          2,120,671
      5,000,000     Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1990A,
                    3.60%, due 12/16/96 (LOC:  National Westminster Bank)                              3.60          5,000,000
      2,000,000     Delaware Cty. PA PCR Ser. 1988A, 3.70%, due 12/9/96
                    (Insured:  FGIC; LIQ:  FGIC)                                                       3.70          2,000,000
      1,700,000     Delaware Cty. PA PCR Ser. 1988A, 3.50%, due 12/9/96
                    (Insured:  FGIC; LIQ:  FGIC)                                                       3.50          1,700,000

        140,000     Pennsylvania G.O. Ser. A, 6.50%, due 6/1/97                                        4.10            141,898
        700,000     Pennsylvania Turnpike Comm. Ser. A, 7.875%, due 12/1/96,
                    Prerefunded @ 102 (Note D)                                                         3.65            716,272
        200,000     Venango IDA (Penzoil Proj.) Ser. 1982A VRDN, 3.95%
                    (LOC:  Mellon Bank) (Notes C)                                                      3.95            200,000
                                                                                                                --------------
                                                                                                                    11,878,841
                                                                                                                --------------

                    PUERTO RICO -- 0.4%
      1,000,000     Puerto Rico Gov't. Dev. Bank, 3.65%, due 12/5/96                                   3.65          1,000,000
                                                                                                                --------------

                    SOUTH CAROLINA -- 4.1%
      6,700,000     South Carolina Jobs EDA (Zeuna Starker USA, Inc. Proj.)
                    VRDN, 3.90% (LOC:  Bayerische Landesbank) (Note C)                                 3.90          6,700,000
      2,500,000     South Carolina Public Service Auth., 3.55%, due 11/8/96 (RCA:  Nationsbank Corp.)  3.55          2,500,000
        100,000     Sumter Cty. Hosp. Rev. (Tuomey Regional Med. Ctr.), 6.00%,
                    due 11/15/96 (Insured:  MBIA)                                                      3.70            100,085
                                                                                                                --------------
                                                                                                                     9,300,085
                                                                                                                --------------

                    TENNESSEE -- 0.8%
      1,700,000     Memphis-Shelby Cty. Airport Auth. CP Notes, 3.60%, due 12/3/96
                    (LOC:  Canadian Imperial Bank of Commerce)                                         3.60          1,700,000
                                                                                                                --------------

20
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                October 31, 1996


     PRINCIPAL                                                                                      ANNUALIZED
       AMOUNT                                                                                        YIELD (%)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                    TEXAS -- 8.9%
   $  3,500,000     Austin Comb. Util. Sys. (Travis & Williamson Ctys.) Ser. A, 3.55%,
                    due 12/9/96 (LOC:  Swiss Bank)                                                     3.55     $    3,500,000
        200,000     Brazos River Auth. PCR (Texas Util. Elec. Co. Proj.) Ser. 1995C VRDN,
                    3.70% (LOC:  Swiss Bank) (Note C)                                                  3.70            200,000
        600,000     Brazos River Auth. PCR (Texas Util. Elec. Co. Proj.) Ser. 1996C VRDN,
                    3.70% (Insured:  AMBAC, SBPA, Bank of New York) (Note C)                           3.70            600,000
      1,470,000     Brazos River Auth. PCR (Texas Util. Elec. Co. Proj.) Ser. 1994A,
                    3.50%, due 12/5/96 (LOC:  Canadian Imperial Bank of Commerce)                      3.50          1,470,000
        200,000     Gulf Coast IDA Marine Term. Rev. (Amoco Oil Co.) Ser. 1993 VRDN,
                    3.70% (Note C)                                                                     3.70            200,000
      3,500,000     Harris Cty. Health Fac. Dev. Corp. (Memorial Hosp. Sys. Proj.), 3.65%,
                    due 1/14/97 (LOC:  Societe Generale)                                               3.65          3,500,000
      4,200,000     Houston Airport CP Notes Ser. A, 3.55%, due 11/26/96
                    (LOC:  Comerzbank & Canadian Imperial Bank of Commerce)                            3.55          4,200,000
        100,000     Houston Water & Sewer Ser. A, 7.00%, due 12/1/96, Prerefunded @ 102 (Note D)       3.75            102,254
      1,720,000     Texas Dept. of Hsg. & Comm. Affairs SFM Rev. Ref. CP Notes Ser. A,
                    3.65%, due 12/19/96 (Insured:  FGIC; LIQ: FGIC)                                    3.65          1,720,000
      4,500,000     Texas G.O. Tax Rev. Anticipation Notes, 4.75%, due 8/29/97                         3.91          4,529,992
                                                                                                                --------------
                                                                                                                    20,022,246
                                                                                                                --------------

                    UTAH -- 3.4%
      2,700,000     Utah Board of Regents Stud. Loan Ser. A, 7.125%,
                    due 11/1/96 (Insured:  AMBAC)                                                      3.60          2,700,000
        800,000     Tooele Cty. Hazardous Waste Treatment Rev. (Rollins Envir. Svc. Inc., Proj.)
                    Ser. A, 3.65%, due 11/13/96 (LOC:  Union Bank of Switzerland)                      3.65            800,000
        500,000     Tooele Cty. Hazardous Waste Treatment Rev. (Rollins Envir. Svc. Inc., Proj.)
                    Ser. A, 3.60%, due 11/13/96 (LOC:  Union Bank of Switzerland)                      3.60            500,000
      3,000,000     Tooele Cty. Hazardous Waste Treatment Rev. (Rollins Envir. Svc. Inc., Proj.)
                    Ser. A, 3.55%, due 11/13/96 (LOC:  Union Bank of Switzerland)                      3.55          3,000,000
        700,000     Ogden City G.O., 4.00%, due 12/15/96 (Insured:  MBIA)                              3.70            700,212
                                                                                                                --------------
                                                                                                                     7,700,212
                                                                                                                --------------


                    VIRGINIA -- 0.5%
        800,000     King George Cty. IDA (Birchwood Power Proj.) Ser. 1996 VRDN,
                    3.70% (LOC:  Credit Suisse) (Note C)                                               3.70            800,000
        350,000     Fairfax Cty. Ser. B, 6.40%, due 11/1/96, Prerefunded @ 100.50 (Note D)             3.50            351,750
                                                                                                                --------------
                                                                                                                     1,151,750
                                                                                                                --------------

                    WEST VIRGINIA -- 3.5%
      4,500,000     West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
                    Ser. 1989A, 3.45%, due 11/21/96 (LOC:  Swiss Bank)                                 3.45          4,500,000
      3,500,000     West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
                    Ser. 1989A, 3.50%, due 12/4/96 (LOC:  Swiss Bank)                                  3.50          3,500,000
                                                                                                                --------------
                                                                                                                     8,000,000
                                                                                                                --------------

                    TOTAL MUNICIPAL OBLIGATIONS -- 99.6%                                                           225,449,734

                    OTHER ASSETS AND LIABILITIES, NET -- 0.4%                                                         (803,660)
                                                                                                                --------------

                    NET ASSETS-- 100.0%                                                                         $  226,253,394
                                                                                                                ==============

               Please see accompanying notes to the schedules of
                     investments and financial statements.

21
                WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

                       NOTES TO SCHEDULES OF INVESTMENTS
                                October 31, 1996

(A) Variable rate securities. The rates shown are the current rates on October 31, 1996. Dates shown represent the next interest reset date.

(B) This note was aquired for investment, not with intent to distribute or sell. The security is restricted as to public resale. The security was acquired on March 26, 1996 at cost of par value. At October 31, 1996, the aggregate value of this security is $20,000,000, representing approximately .01% of net assets and is valued at amortized cost.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

(D) Bonds which are prerefunded are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.


                     DESCRIPTION OF ABBREVIATIONS

         AMBAC       American Municipal Bond Assurance Corporation
         CP          Commercial Paper
         EDA         Economic Development Authority
         FGIC        Financial Guaranty Insurance Company
         FHA         Federal Housing Administration
         GIC         Guaranteed Investment Contract
         GO          General Obligation
         HFA         Housing Finance Authority
         IDA         Industrial Development Authority
         IDR         Industrial Development Revenue Bond
         LINE        Line of Credit
         LIQ         Liquidity Agreement
         LOC         Letter of Credit
         MBIA        Municipal Bond Investors Assurance Insurance
                     Corporation
         PCR         Pollution Control Revenue Bond
         RCA         Revolving Credit Agreement
         SBPA        Standby Bond Purchase Agreement
         SFM         Single Family Mortgage
         VRDN        Variable Rate Demand Note

22

Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
Waterhouse Investors Cash Management Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waterhouse Investors Cash Management Fund, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio) as of October 31, 1996, and the related statements of operations and changes in net assets and financial highlights for the period from December 20, 1995 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Waterhouse Investors Cash Management Fund, Inc. at October 31, 1996, and the results of their operations, the changes in their net assets and the financial highlights for the period from December 20, 1995 to October 31, 1996, in conformity with generally accepted accounting principles.

                                                     ERNST & YOUNG LLP

New York, New York
December 5, 1996

23
           WATERHOUSE INVESTORS CASH MANAGEMENT FUND, INC.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


DIRECTORS                                          Executive Officers

George F. Staudter       Theodore Rosen            John E. Pelletier*
Chairman                 Director                  President

Richard W. Dalrymple     Lawrence J. Toal          Christopher J. Kelley*
Director                 Director                  Vice President and Secretary

                                                   Richard W. Ingram*
                                                   Vice President, Treasurer
                                                   and Chief Financial Officer


                  WATERHOUSE ASSET MANAGEMENT, INC.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS

Kenneth C. Ebbitt
Chairman and                        Frank J. Petrilli
Chief Executive Officer             President and
                                    Chief Operating Officer
Dennis C. Borecki                   Waterhouse Investor Services, Inc.
President and
Chief Operating Officer             Lawrence M. Waterhouse, Jr.
                                    Chairman and
Richard H. Neiman                   Chief Executive Officer
Executive Vice President            Waterhouse Investor Services, Inc.
General Counsel and Secretary
Waterhouse Investor Services, Inc.



Senior Officers

M. Bernard Siegel
Senior Vice President
Chief Financial Officer & Treasurer

David A. Hartman
Senior Vice President
Chief Investment Officer

Michele R. Teichner
Senior Vice President
Operations & Compliance



*Affiliated person of the Distributor


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

24
--------------------------------------------------------------------------------

                      INVESTMENT MANAGER AND ADMINISTRATOR
                       Waterhouse Asset Management, Inc.
                                 50 Main Street
                             White Plains, NY 10606

                             SHAREHOLDER SERVICING
                          Waterhouse Securities, Inc.
                                100 Wall Street
                               New York, NY 10005
                   Customer Service Department (800) 934-4410

                                 TRANSFER AGENT
                            Waterhouse National Bank
                           One North Lexington Avenue
                             White Plains, NY 10601

                                   CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                                  DISTRIBUTOR
                             Funds Distributor Inc.
                                60 State Street
                                Boston, MA 02109

                              INDEPENDENT AUDITORS
                               Ernst & Young, LLP
                               787 Seventh Avenue
                               New York, NY 10019

                                 LEGAL COUNSEL
                  Shereff, Friedman, Hoffman, and Goodman LLP
                                919 Third Avenue
                               New York, NY 10022


                          WATERHOUSE SECURITIES, INC.
                          ---------------------------
                     Member New York Stock Exchange o SIPC
                             National Headquarters
                   100 Wall Street o New York, New York 10005

                      Customer Service o (800) 934-4410

--------------------------------------------------------------------------------